Leases - Summary Of Expected Future Payments Relating To The Company's Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Mar. 31, 2024	Oct. 01, 2023		Mar. 31, 2023	Dec. 25, 2022	Dec. 26, 2021
Lessee Operating Leases [Line Items]
2023		$ 62,900
2024		56,100
2025		49,300
2026		49,200
2027		45,400
thereafter		220,800
Total lease payments		483,700
Less imputed interest		(109,600)
Total		374,100			$ 134,100
Less current portion of operating lease liabilities		44,400			37,700
Non-current operating lease liability		329,700			96,400
Operating lease right-of-use assets, net	$ 300,100	$ 344,300			$ 116,800
Entertainment One Film And Television Business [Member]
Lessee Operating Leases [Line Items]
2023			$ 2,007			$ 8,991
2024			7,677			7,671
2025			7,745			7,739
2026			5,530			5,524
2027			5,208			5,203
thereafter			5,966			5,963
Total lease payments			34,133			41,091
Less imputed interest			(1,455)			(1,924)
Total			32,678			39,167
Less current portion of operating lease liabilities			7,035	[1]		8,155	$ 9,306
Non-current operating lease liability			25,643	[2]		31,012	40,216
Operating lease right-of-use assets, net			$ 29,233	[3]		$ 38,233	$ 48,531

[1]	Included in Accrued liabilities on the Condensed Combined Balance Sheets
[2]	Included in Other liabilities on the Condensed Combined Balance Sheets
[3]	Included in Operating lease right-of-use assets on the Condensed Combined Balance Sheets